Debt - Unsecured Bonds (Detail) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt [Line Items]
Borrowings, interest rate			14.20%
Non-current portion of non-current borrowings	[1]	€ 5,705,000,000	€ 4,939,000,000	€ 3,427,000,000
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member]
Debt [Line Items]
Borrowings, interest rate			0.50%
Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
Debt [Line Items]
Borrowings, interest rate		1.375%
Unsecured EUR Bonds Due 30/03/2030 2% [Member]
Debt [Line Items]
Borrowings, interest rate		2.00%
Long-term borrowings [member] | Unsecured EUR Bonds Due 09/06/2023 1/2 percent [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		0.634%
Long-term borrowings [member] | Unsecured EUR Bonds Due 05/02/2024 3/4 percent [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		0.861%
Long-term borrowings [member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		0.608%
Long-term borrowings [member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		1.523%
Long-term borrowings [member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member] | US Dollar [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		7.429%
Long-term borrowings [member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member] | US Dollar [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		6.885%
Long-term borrowings [member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member] | US Dollar [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		6.794%
Long-term borrowings [member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member] | US Dollar [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		7.21%
Long-term borrowings [member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member] | US Dollar [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		5.273%
Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 4,439,000,000	€ 3,562,000,000
Unsecured bonds [Member] | US Dollar [Member]
Debt [Line Items]
Unsecured bonds adjustments	[2]	(39,000,000)	(35,000,000)
Unsecured bonds [Member] | Unsecured EUR Bonds Due 09/06/2023 1/2 percent [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500,000,000	500,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/02/2024 3/4 percent [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500,000,000	500,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		750,000,000	750,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500,000,000	500,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 500,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Borrowings, interest rate		1.509%
Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member] | Euro [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 500,000,000
Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member] | Euro [Member] | Effective interest rate [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		0.02128
Unsecured bonds [Member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		51,000,000	56,000,000
Unsecured bonds [Member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		111,000,000	122,000,000
Unsecured bonds [Member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		68,000,000	75,000,000
Unsecured bonds [Member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		591,000,000	648,000,000
Unsecured bonds [Member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member] | US Dollar [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 407,000,000	€ 446,000,000

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.